Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended				8 Months Ended	12 Months Ended
	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Jun. 30, 2020	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020
Revenues	$ 6,076,000		$ 7,944,000		$ 12,453,000		$ 14,813,000			$ 29,227,000		$ 23,162,000
Cost of Revenue	1,815,000		1,213,000		3,753,000		3,060,000			7,022,000		6,630,000
Gross Profit	4,261,000		6,731,000		8,700,000		11,753,000			22,205,000		16,532,000
Operating expenses
Research and development	7,571,000		6,862,000		14,462,000		14,278,000			25,754,000		26,587,000
Sales and marketing	7,687,000		7,885,000		14,836,000		16,110,000			30,381,000		17,919,000
General and administrative	5,965,000		6,171,000		11,685,000		11,975,000			21,347,000		20,451,000
Total operating expenses	21,223,000		20,918,000		40,983,000		42,363,000			77,482,000		64,957,000
Loss from operations	(16,962,000)		(14,187,000)		(32,283,000)		(30,610,000)			(55,277,000)		(48,425,000)
Other income (loss):
Total other income (expense)	(240,000)		(78,000)		(361,000)		(53,000)			(19,000)		567,000
Income (loss) before provision for income taxes	(17,202,000)		(14,265,000)		(32,644,000)		(30,663,000)			(55,296,000)		(47,858,000)
Provision for income taxes	35,000		(20,000)		(23,000)		(39,000)			(77,000)		(11,000)
Net income (loss)	$ (17,167,000)		$ (14,285,000)		$ (32,667,000)		$ (30,702,000)			$ (55,373,000)		$ (47,869,000)
Basic and diluted net income(loss) per share, common stock (in Dollars per share)	$ (0.31)		$ (0.27)		$ (0.60)		$ (0.57)			$ (1.03)		$ (0.89)
Weighted average shares outstanding of common stock, basic and diluted (in Shares)	54,838,000		53,768,000		54,694,000		53,772,000			53,928,000		53,609,000
LGL Systems Acquisition Corp [Member]
Operating expenses
Total operating expenses		$ 1,278,433		$ 139,094		$ 2,412,310		$ 315,386	$ 724,568		$ 629,651
Loss from operations		(1,278,433)		(139,094)		(2,412,310)		(315,386)	(724,568)		(629,651)
Other income (loss):
Interest income		2,614		180,961		5,172		789,622	126,688		808,527
Change in fair value of warrant liabilities		(8,399,245)		657,000		(2,538,245)		1,780,750			(8,971,000)
Offering costs associated with warrants recorded as liabilities									(508,555)
Total other income (expense)		(8,396,631)		837,961		(2,533,073)		2,570,372	(381,867)		(8,162,473)
Income (loss) before provision for income taxes		(9,675,064)		698,867		(4,945,383)		2,254,986	(1,106,435)		(8,792,124)
Provision for income taxes		(53,820)		(8,792)				(99,590)	27,275		(37,564)
Net income (loss)		$ (9,728,884)		$ 690,075		$ (4,945,383)		$ 2,155,396	$ (1,079,160)		$ (8,829,688)
Basic and diluted net income per share, common stock subject to redemption		$ 0.00		$ 0.01		$ 0.00		$ 0.03	$ 0.01		$ 0.03
Weighted average shares outstanding of common stock subject to redemption, basic and diluted		14,368,742		14,922,926		14,129,738		14,870,724	2,965,735		14,858,886
Basic and diluted net income(loss) per share, common stock (in Dollars per share)		$ (1.35)		$ 0.09		$ (0.67)		$ 0.25	$ (0.25)		$ (1.39)
Weighted average shares outstanding of common stock, basic and diluted (in Shares)		7,193,758		6,639,574		7,432,762		6,691,776	4,346,765		6,703,614
Software Subscription And Support Revenue
Revenues	$ 5,770,000		$ 6,698,000		$ 11,907,000		$ 12,090,000			$ 24,701,000		$ 19,798,000
Cost of Revenue	1,668,000		1,090,000		3,422,000		2,623,000			5,393,000		5,904,000
Professional Services Revenue
Revenues	306,000		1,246,000		546,000		2,723,000			4,526,000		3,364,000
Cost of Revenue	$ 147,000		$ 123,000		$ 331,000		$ 437,000			$ 1,629,000		$ 726,000